Property, Equipment and Software, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE, NET

NOTE 8 – PROPERTY, equipment AND SOFTWARE, net

At December 31, 2021 and 2020, property, equipment and software consisted of the following:

	As of December 31,
	2021	2020
Office furniture	$2,798	$2,726
Computer equipment	7,111	6,927
Transportation equipment	73,429	71,529
Buildings and improvements	487,430	474,818
Software	1,160,596	1,130,567
	1,731,364	1,686,567
Less: accumulated depreciation and amortization	(1,574,603)	(1,182,364)
	$156,761	$504,203

For the year ended December 31, 2021 and 2020, depreciation expense amounted to $355,738 and $378,594, respectively.

The Company defers certain costs related to the software development activities associated with certain software which the Company has determined have future economic benefit. Management periodically reviews and revises, when necessary, its estimate of the future benefit of these costs and expenses them if it deems there no longer is a future benefit. The Company has two software programs (for internal use) (Finance and Taxation Service Platform Mobile Application and Corporate Full-Service Platform Mobile Application). As of December 31, 2018, the two software programs were placed into service and an aggregate of $1,073,237 was capitalized and recorded as Property, equipment and software, net in the consolidated balance sheet. For the year ended December 31 2021 and 2020 amortization expense amounted to $332,822 and $356,517, respectively.